Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00001 per share
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	1.23
Maximum Aggregate Offering Price	$ 61,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,493.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represent 50,000,000 ordinary shares registered for resale by the Selling Shareholders identified in the Registration Statement.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of our ordinary shares as reported on August 31, 2026, which was approximately $1.23 per share.